UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21384

New River Funds

(Exact name of Registrant as specified in charter)

1881 Grove Avenue, Radford, VA                          24141

(Address of principal executive offices)

(Zip code)

James Colantino

            c/o Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2603

Date of fiscal year end:

9/30

Date of reporting period:

9/30/08

Item 1.  Reports to Stockholders.

NEW RIVER SMALL CAP FUND

INVESTMENT ADVISER

NEW RIVER ADVISERS LLC

6000 POPLAR AVENUE, SUITE 220

MEMPHIS, TN 38119

ANNUAL REPORT

SEPTEMBER 30, 2008

New River Funds

C.E.O.’s Letter

Dear Fellow Shareholders,

New River Funds began operations on October 1, 2003.  Our fiscal year ended September 30, 2008 marked the completion of the fifth full year of operation for New River Small Cap Fund.   Since our inception, we have seen many new highs recorded by the various equity indices through October 2007.  Amazingly, in the past twelve months we have also witnessed the virtual collapse of the credit and equity markets.

Market volatility has recently reached historical levels, credit markets remain seized and the government appears to have an insatiable desire to save everyone from themselves when it comes to investment decisions made without regard for or appreciation of the corresponding risks.  These and other unforeseeable events have rattled the confidence of even the most experienced investors and market capitulation appears to be in progress. Capitalism, at least in the form that we have grown accustomed to, is taking it on the chin.

The performance of New River Small Cap Fund has not escaped these seismic events.  For the fourth fiscal quarter ended September 30, 2008, New River Small Cap Fund was down 8.32% while its benchmark, the Russell 20001® index, was down 1.11%.  For the twelve-month period ended September 30, 2008, New River Small Cap Fund was down 14.94% while the Russell 2000® index was down 14.48%.  For the five years ended September 30, 2008, New River Small Cap Fund was up 8.74% while the Russell 2000® index was up 8.15%.  We believe that continued indiscriminate selling by the markets will provide us with unprecedented opportunities to buy good companies at significant discounts to their fair market values.

New River Small Cap Fund continued to experience net inflows during the most recent fiscal quarter.  We sincerely appreciate and value your confidence in us.  Further, we remain steadfastly committed to our investment philosophy and continue to see the recent market volatility as an opportunity to strategically position our portfolio.

I am excited to announce that you have overwhelmingly approved the Agreement and Plan of Reorganization under which the New River Small Cap Fund was recently merged into a newly created fund known as SouthernSun Small Cap Fund, a series of the Northern Lights Fund Trust.  Please know that the same professionals at SouthernSun  Asset Management, Inc. that have managed the New River Small Cap Fund since its inception will continue to oversee the investment portfolio of SouthernSun Small Cap Fund.  This merger was accomplished as of the close of business on November 6, 2008 and, therefore, this will be my last opportunity to write to you.

Finally, as the holidays are rapidly approaching, may you and your families have a Merry Christmas and a Happy New Year.

Best regards,

Doit L. Koppler II

Chief Executive Officer

The above performance data is historical.  Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2010, to ensure that the net annual fund operating expenses will not exceed 1.50%, subject to possible recoupment from the Fund in future years.  Without these waivers, the Fund’s total annual operating expenses would have been 1.78%. Please review the Funds’ Prospectus for more detail on the expense waiver. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  For performance information current to the most recent month-end, please call (866) NRA-FUND.  The Fund charges a 2% redemption fee for shares held less than 30 days.  The above performance does not reflect the deduction of this fee.  If reflected, the fee will reduce the performance quoted.

1 The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized companies in the Russell 3000 Index and includes the reinvestment of all dividends.  An investor cannot invest directly in an index.

Investors should carefully consider the investment objectives, risks, charges and expenses of the SouthernSun Small Cap Fund, formerly the New River Small Cap Fund.  This and other information about the Fund is contained in the prospectus and should be read carefully.  The prospectus can be obtained by calling toll free 1-866-672-3863. The SouthernSun Small Cap Fund is distributed by Northern Lights Distributors, LLC, Member FINRA/SIPC.

1202-NLD-11/28/2008

.

New River Small Cap Fund

Performance of a $10,000 Investment

October 1, 2003* through September 30, 2008

Average Annual Total Returns as of September 30, 2008
		Five	Since
	One Year	Years	Inception*
Small Cap Fund	(14.94)%	8.74%	8.74%
Russell 2000	(14.48)%	8.15%	8.15%

                                                                _________

                                                                                     * The Small Cap Fund commenced operations on October 1, 2003.

The Russell 2000 is an unmanaged market capitalization-weighted index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.  Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s investment adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, at least until January 31, 2010, to ensure that the net annual fund operating expenses will not exceed 1.50%, subject to possible recoupment from the Fund in future years.  Without these waivers, the Fund’s total annual operating expenses would have been 1.78%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares.

Portfolio Holdings by Industry As of September 30,2008	% of Net Assets		% of Net Assets
Common Stocks	87.01	Coal	4.05
Machinery	13.59	Energy	4.04
Recreational Products	5.84	Diversified Manufacturing	3.96
Retail	5.56	Financial Services	3.80
Chemicals	5.39	Mining	3.33
Construction Services	5.23	Environmental Control	3.21
Savings & Loans	4.90	Banks	2.35
Apparel Manufacturers	4.70	Basic Materials	0.16
Miscellaneous Manufacturing	4.33	Short-Term Investments	15.76
Food Processing	4.26	Liabilities in Excess of Other Assets	(2.77)
Telecommunications Equipment	4.23	Total Net Assets	100.00
Oil & Gas	4.08

New River Funds
Small Cap Fund - Schedule of Investments
September 30, 2008

	Shares	Market Value
COMMON STOCKS- 87.01%
Apparel Manufacturers - 4.70%
Columbia Sportswear Co.	79,600	$ 3,340,016

Banks - 2.35%
Colonial Bancorp, Inc.	213,000	1,674,180

Basic Materials - 0.16%
Caraustar Industries, Inc *	78,045	117,068

Chemicals - 5.39%
Arch Chemicals, Inc.	108,420	3,827,226

Coal - 4.05%
James River Coal Co.*	130,800	2,876,292

Construction Services - 5.23%
URS Corp.*	101,300	3,714,671

Diversified Manufacturing - 3.96%
Trinity Industries, Inc.	109,200	2,809,716

Energy - 4.04%
OGE Energy Corp.	92,900	2,868,752

Environmental Control - 3.21%
Darling International, Inc.*	205,035	2,277,939

Financial Services - 3.80%
Affiliated Managers Group*	32,600	2,700,910

Food Processing - 4.26%
Smithfield Foods, Inc.*	190,600	3,026,728

The accompanying notes are an integral part of these financial statements.

New River Funds
Small Cap Fund - Schedule of Investments (Continued)
September 30, 2008

	Shares	Market Value
Machinery - 13.59%
AGCO Corp.*	73,600	$ 3,136,096
Cascade Corp.	85,500	3,745,755
Nordson Corp.	56,400	2,769,804
		9,651,655
Mining - 3.33%
USEC, Inc.*	437,700	2,367,957

Miscellaneous Manufacturing - 4.33%
Koppers Holdings, Inc.	82,300	3,078,843

Oil & Gas - 4.08%
PetroQuest Energy, Inc.*	188,820	2,898,387

Recreational Products - 5.84%
Polaris Industries, Inc.	91,230	4,150,052

Retail - 5.56%
Tractor Supply Co.*	93,900	3,948,495

Savings & Loans - 4.90%
Washington Federal, Inc.	188,699	3,481,496

Telecommunications Equipment - 4.23%
Newport Corp.*	279,000	3,007,620

TOTAL COMMON STOCKS (Cost $67,065,644)		61,818,003

SHORT TERM INVESTMENTS - 15.76%
Dreyfus International RS Money Market, 2.50%+	11,195,881	11,195,881
(Cost $11,195,881)

TOTAL INVESTMENTS (Cost $78,261,525) - 102.77%		73,013,884
Liabilities in excess of other assets - (2.77)%		(1,968,394)
NET ASSETS - 100.00%		$ 71,045,490
__________
*Non-income producing security.
+Reflects yield at September 30, 2008.

The accompanying notes are an integral part of these financial statements.

New River Funds
Statement of Assets and Liabilities
September 30, 2008

Small Cap
Fund
ASSETS:
Investments, at cost	$ 78,261,525
Investments in securities, at value	$ 73,013,884
Receivable for securities sold	214,743
Receivable for fund shares sold	97,056
Dividends and interest receivable	52,488
Prepaid expenses and other assets	20,974
Total Assets	73,399,145

LIABILITIES:
Payable for securities purchased	2,016,232
Payable for fund shares repurchased	10,280
Accrued advisory fees	242,372
Accrued distribution fees	31,640
Accrued administration fees	7,352
Accrued custody fees	6,069
Accrued fund accounting fees	5,057
Accrued transfer agency fees	4,081
Accrued expenses and other liabilities	30,572
Total Liabilities	2,353,655
Net Assets	$ 71,045,490

NET ASSETS CONSIST OF:
Paid in capital	$ 75,480,151
Accumulated net realized gain from
investment transactions	812,980
Net unrealized depreciation on investments	(5,247,641)
Net Assets	$ 71,045,490
Shares Outstanding (no par value; unlimited number
of shares authorized)	5,113,693
Net asset value, offering price and redemption
price per share *	$ 13.89
_____________
* The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

The accompanying notes are an integral part of these financial statements.

New River Funds
Statement of Operations
For the year ended September 30, 2008

Small Cap
Fund
INVESTMENT INCOME:
Interest	$ 239,947
Dividends	753,224
Total investment income	993,171

EXPENSES:
Investment advisory fees	667,055
Distribution fees	166,764
Administration fees	40,065
Legal fees	38,524
Accounting fees	28,674
Registration & filing fees	27,864
Printing expense	22,971
Transfer agency fees	19,354
Audit fees	12,317
Chief Compliance Officer	10,681
Insurance expense	9,931
Trustees' fees	9,280
Custody fees	8,544
Miscellaneous expenses	2,382
Total expenses	1,064,406

Less: Expense reimbursement and waivers	(64,211)
Net expenses	1,000,195

Net investment loss	(7,024)

NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized gain from investment transactions	1,844,574
Net change in unrealized depreciation
of investments for the period	(12,858,256)
Net realized and unrealized loss on investments	(11,013,682)
Net decrease in net assets resulting from operations	$ (11,020,706)

The accompanying notes are an integral part of these financial statements.

New River Funds
Statements of Changes in Net Assets
Small Cap Fund

	For the year	For the one month	For the year
	ended	ended	ended
	September 30, 2008	September 30, 2007	August 31, 2007
NET INCREASE (DECREASE)IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$ (7,024)	$ (2,963)	$ (111,255)
Net realized gain from investment transactions	1,844,574	121,037	2,346,874
Net change in unrealized appreciation (depreciation)
on investments for the period	(12,858,256)	1,675,840	4,538,009
Net increase (decrease) in net assets resulting
from operations	(11,020,706)	1,793,914	6,773,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gains on investments
($0.97, $0.00 and $0.23 per share, respectively)	(3,436,993)	-	(597,308)

CAPITAL SHARE TRANSACTIONS:	27,655,359	1,422,652	11,499,458

Net increase in net assets	13,197,660	3,216,566	17,675,778

NET ASSETS:
Beginning of period	57,847,830	54,631,264	36,955,486
End of period	$ 71,045,490	$ 57,847,830	$ 54,631,264

Accumulated net investment income at end of period	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

New River Funds
Financial Highlights
Small Cap Fund

Selected data based on a share outstanding throughout each period (a)
			One month								October 1, 2003*
	Year ended		ended								through
	September 30,		September 30,		For the year ended August 31,						August 31,
	2008		2007**		2007		2006		2005		2004

Net asset value, beginning of period	$ 17.35		$ 16.81		$ 14.48		$ 14.49		$ 12.00		$ 10.00

INCOME FROM INVESTMENT
OPERATIONS:
Net investment income (loss)	0.00	(d)	0.00	(d)	(0.04)		(0.08)		0.28		(0.11)
Net realized and unrealized gain (loss)
on investments	(2.49)		0.54		2.60		0.24		2.26		2.11
Total from investment operations	(2.49)		0.54		2.56		0.16		2.54		2.00

LESS DISTRIBUTIONS:
From net investment income	-		-		-		(0.11)		-		-
From net realized gains on investments	(0.97)		-		(0.23)		(0.06)		(0.05)		-
Total distributions	(0.97)		-		(0.23)		(0.17)		(0.05)		-
Paid in capital from redemption fees	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	-

Net asset value, end of period	$ 13.89		$ 17.35		$ 16.81		$ 14.48		$ 14.49		$ 12.00

Total return (b)	(14.94)%		3.21%		17.81%		1.14%		21.13%		20.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$ 71,045		$ 57,848		$ 54,631		$ 36,955		$ 26,468		$ 3,568
Ratios to average net assets
Expenses, net of reimbursement	1.50%		1.50%	(c)	1.50%		1.50%		1.50%		1.83%	(c)
Expenses, before reimbursement	1.60%		1.89%	(c)	1.73%		2.09%		2.98%		13.67%	(c)
Net investment income (loss)	(0.01)%		(0.06)%	(c)	(0.24)%		(0.51)%		2.03%		(0.99)%	(c)
Portfolio turnover rate	52%		1%		26%		13%		6%		15%

*Commencement of operations.
**The Fund's fiscal year end changed from August 31 to September 30, effective September 30, 2007.
(a) Per share amounts have been calculated using the average share method, which more appropriately presents the per share data for the period.
(b) Total returns are historical and assume changes in share price and reinvestment of dividends and capital gain distributions, if any. Had the Manager not absorbed a portion of the expenses, total returns would have been lower.
(c) Annualized for periods less than one year.
(d) Amount is less than $.01 per share.

The accompanying notes are an integral part of these financial statements.

New River Funds

Notes to Financial Statements

September 30, 2008

NOTE 1. ORGANIZATION

New River Small Cap Fund (the “Fund”) is a series of shares of beneficial interest of New River Funds (the “Trust”), a statutory trust organized under the laws of the State of Delaware on April 21, 2003.  The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company.  The primary investment objective of the Fund, which commenced operations on October 1, 2003, is long-term capital appreciation.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation- Securities listed on any national securities exchange or designated national market system securities are valued at the last reported sales price.  Nasdaq traded securities are valued using the Nasdaq Official Closing Price (“NOCP”).  Securities actively traded in the over-the-counter market but not designated as national market system securities are valued at the last quoted bid price. Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using the current exchange rates.

Securities for which current market quotations are not readily available, or securities for which the last bid price does not accurately reflect the current value, are valued at their fair value as determined in good faith under the procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board” or “Trustees”) in accordance with the Trust's Portfolio Securities Valuation Procedures (the "Procedures").  The Procedures consider, among others, the following factors to determine a security's fair value:  the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2008, management does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have, if any, on the Fund’s financial statements and related disclosures.

Security Transactions and Investment Income-  Securities transactions are recorded on trade date.  In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses- Prior to August 28, 2008, the Trust consisted of Small Cap Fund and Core Equity Fund.  Most expenses of the Trust were directly attributed to a Fund.  Expenses not readily identifiable to a specific Fund were allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes- It is the Trust’s policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and any realized capital gains to its shareholders.  Therefore, no federal income tax provision is required.

Effective March 31, 2008, the Fund adopted the provisions of FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period. Generally, the tax authorities can examine all tax returns filed for the last three years.

Dividends and Distributions- The Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under accounting principles

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

generally accepted in the United States of America.  To the extent these book/tax differences are permanent, they are charged or credited to paid-in-capital in the period that the difference arises.  All short-term capital gains are included in ordinary income for tax purposes.

Indemnification- The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

NOTE 3. MANAGEMENT FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into a management agreement with New River Advisers LLC (the “Manager”). The Manager has overall supervisory responsibility for the general management and investment of the Fund and its securities portfolio, subject to the authority of the Board.  The Manager receives a monthly fee payable by the Fund and calculated at an annual rate of 1.00% of the average daily net assets of the Fund.  For the year ended September 30, 2008, the Manager earned $667,055 for providing management services to the Fund.

The Manager has contractually agreed to waive its management fees and/or make payments to limit the Fund’s expenses, other than extraordinary or non-recurring expenses, at least until January 31, 2010, so that the total annual operating expenses of the Fund do not exceed 1.50% of the Fund’s average daily net assets.  For the year ended September 30, 2008, the Manager waived fees of $64,211.

Fees waived or expenses reimbursed may be recouped by the Manager from the Fund for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Fund exceeding the contractual expense limitation described above.  As of September 30, 2008, the cumulative expenses subject to recapture by the Adviser amounted to $373,498 and will expire on September 30 of the years below:

2009	2010	2011
$192,483	$116,804	$64,211

The Manager has entered into a sub-advisory agreement with SouthernSun Asset Management, Inc. (“SouthernSun”), on behalf of the Fund.  The sub-adviser is compensated in an amount equal to 40% of the management fee received by the Manager.

On June 11, 2008, the Manager was acquired by CMT Holding, Inc. from Third Security, LLC.  CMT Holdings also owns SouthernSun.  Under the rules of the 1940 Act, the change in control of the Manager resulted in the automatic termination of the existing Investment Management and Sub-Advisory Agreements.  Accordingly, Interim Investment Management and Sub-Advisory Agreements, containing similar financial terms, were entered into among the parties to provide for the continuity of operations of the Fund until a

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

special shareholders’ meeting could be held for the purpose approving final Investment Management and Sub-Advisory Agreements.  Please see Note 8 – SUBSEQUENT EVENTS.

Pursuant to various service agreements, Gemini Fund Services, LLC (“GFS”) provides administration, fund accounting and transfer agency, including dividend disbursing, services to the Fund.  Under terms of such agreements, GFS is compensated as follows:

Administration – fixed annual fee for the Fund plus a fee based upon a percentage of the Fund’s assets, computed daily and payable monthly, plus out-of-pocket expenses.

Fund Accounting – annual fees based upon a percentage of the Fund’s assets, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

Transfer Agency – annual fees based upon the number of the Fund’s shareholder accounts, subject to certain minimums, computed daily and payable monthly, plus out-of-pocket expenses.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.

The Bank of New York (“BONY”), serves as custodian pursuant to a Custody Agreement between the Trust and BONY.  Under the terms of the agreement, the Fund is assessed an annual fee, computed daily and payable monthly, based on a percentage of the average daily assets held in custody by BONY, subject to certain minimums, plus certain transaction fees.  In addition, the Fund reimburses BONY for out-of-pocket expenses.

BONY has entered into a Master Custody Administration Agreement with GFS.  Pursuant to that agreement, GFS performs certain services described as custody administration services in exchange for a portion of the fees paid by the Fund under the Custody Agreement.  GFS retained $1,058 for custody administration services for the year ended September 30, 2008.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended September 30, 2008, GemCom earned $3,567 for providing such services to the Fund.

Pursuant to a service agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, including related administrative support.  Under the terms of such agreement, NLCS is paid an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended September 30, 2008, the Fund incurred expenses of $10,681 for CCO services.  Certain officers of the Fund are also officers of GFS or NLCS.

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

NOTE 4. DISTRIBUTION PLANS

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, GemCom and NLCS.  The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) under which the Fund reimburses the Distributor or other entities for certain distribution activities and shareholder services performed for the Fund and its shareholders.   The Plan provides for the payment of a distribution fee at an annualized rate of 0.25% per year of the Fund’s average daily net assets.  Because there is no requirement under the Plan that the Distributor or other entities be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, expenses incurred in distributing shares of the Fund in excess of the total payments made by the Fund pursuant to the Plan may or may not be recovered through future distribution fees.

NOTE 5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sales of securities, other than short-term securities, for the year ended September 30, 2008, amounted to $51,500,813 and $31,035,958 respectively.  The identified cost of investments in securities owned by the Fund, for federal income tax purposes, was $78,298,610.  The net unrealized depreciation on investments as of September 30, 2008 was $5,284,726, with gross unrealized appreciation and depreciation aggregating $2,424,771 and $7,709,497, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

The Fund has unlimited shares of beneficial interest authorized with no par value.  Capital share transactions were as follows:

	For the year ended Sept. 30, 2008		For the one month ended Sept. 30, 2007		For the year ended Aug. 31, 2007
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	2,423,362	$37,526,863	111,956	$1,914,341	1,116,995	$18,223,241
Shares issued for reinvestment
of dividends	219,891	3,417,096	―	―	38,102	592,868
Shares redeemed (net of $4,187, $160 and $104 redemption fees*, respectively)	(862,936)	(13,288,600)	(28,887)	(491,689)	(457,786)	(7,316,651)
Net increase	1,780,317	$27,655,359	83,069	$1,422,652	697,311	$11,499,458

                                                                ______

                                                                 *The Fund charges a fee of 2.00% on redemptions of shares held for less than 30 days.

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

NOTE 7. TAX INFORMATION

Permanent book and tax differences resulted in reclassifications as of September 30, 2008 as follows: an decrease in undistributed net investment loss of $7,024 and a decrease in accumulated net realized gain from investment transactions of $7,024.  These reclassifications have no effect on net assets or net asset value per share and are designed generally to present undistributed income on a tax basis, which is considered to be more informative to shareholders.

The tax character of distributions paid during the periods indicated below was as follows:

	For the year ended Sept. 30, 2008	For the one month ended Sept. 30, 2007	For the year ended Aug. 31, 2007
Ordinary Income*	$ 318,122	$ ―	$ ―
Capital Gains	3,118,871	―	597,308
Total	$ 3,436,993	$ ―	$597,308

                                                                         *Ordinary Income includes short-term capital gains.

As of September 30, 2008, the components of distributable earnings on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Depreciation	Total Distributable Earnings
$446,323	$403,742	$(5,284,726)	$(4,434,661)

The difference between the book basis and income tax basis for the above amounts is attributable to the tax treatment of wash sale losses.

NOTE 8. SUBSEQUENT EVENTS (Unaudited)

At a Special Meeting of Shareholders of the New River Small Cap Fund, held at the offices of New River Trust and Third Security, LLC, 1881 Grove Avenue, Radford Virginia 24141, on Wednesday, November 5, 2008, the shareholders of record at the close of business on August 11, 2008 voted to approve the following proposals:

Proposal 1: Approval of a new and final investment management agreement between the Fund and New River Advisers LLC.

Shares Voted

Shares Voted Against

   In Favor

      and Abstentions

   2,614,321

            144,191

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

Proposal 2: Approval of a new and final investment sub-advisory agreement between New River Advisers LLC and SouthernSun Asset Management, Inc.

Shares Voted

Shares Voted Against

   In Favor

      and Abstentions

             2,611,071

147,441

Proposal 3: Approval of the Agreement and Plan of Reorganization that provides for: (i) the transfer of all of the assets and liabilities of the New River Small Cap Fund in exchange for Investor Class shares of the SouthernSun Small Cap Fund, a series of Northern Lights Fund Trust; (ii) the distribution of shares of the SouthernSun Small Cap Fund so received to shareholders of the New River Small Cap Fund; and (iii) the liquidation and termination of the New River Small Cap Fund.

Shares Voted

Shares Voted Against

   In Favor

      and Abstentions

             2,614,090

144,423

The approved reorganization took place following the close of business on November 6, 2008. GFS remains the Fund’s administrator, fund accountant and transfer agent; Tait, Weller & Baker LLP remains as the Fund’s independent registered public accounting firm and will perform the 2009 audit; and The Bank of New York remains as the Fund’s custodian. Becoming a series of the Northern Lights Fund Trust is expected to reduce the Fund’s annualized gross operating expenses.

The aggregate net assets of SouthernSun Small Cap Fund immediately before the reorganization described above was $0 and the combined net assets after the reorganization were $ 49,818,119.

This reorganization was accomplished by a tax-free exchange of the following:

	Shares	Value
Redeemed - New River Small Cap Fund	(5,017,840)	$(49,818,119)
Issued - SouthernSun Small Cap Fund Investor Class	5,017,840	$49,818,119

New River Funds

Notes to Financial Statements- Continued

September 30, 2008

New River Small Cap Fund net assets after adjustments for any permanent book-to-tax differences at the date of reorganization were as follows, which include the following amounts of capital stock, unrealized appreciation, accumulated net realized loss and undistributed net investment loss.

	Total Net Assets	Capital Paid-in	Unrealized Depreciation	Accumulated Net Realized Loss	Accumulated Net Investment Gain
New River Small Cap Fund	$49,818,119	$74,510,037	$(24,591,774)	$(146,100)	$45,956

New River Funds

Report of Registered Public Accounting Firm

To the Shareholders and Board of Trustees

New River Funds

Radford, Virginia

We have audited the accompanying statement of assets and liabilities of New River Small Cap Fund (a series of New River Funds or the “Fund”), including the schedule of investments as of September 30, 2008, and the related statements of operations for the year then ended, the changes in net assets for the year then ended, the period ended September 30, 2007 and for the year ended August 31, 2007, and the financial highlights for the year then ended, the period ended September 30, 2007 and each of the three years in the period ended August 31, 2007, and for the period from October 1, 2003 (commencement of operations) through August 31, 2004.   These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform an audit of the Fund’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New River Small Cap Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in net assets for the year then ended, the period ended September 30, 2007 and for the year ended August 31, 2007, and the financial highlights for the year and the period ended September 30,2007 and each of the three years in the period ended August 31, 2007, and for the period from October 1, 2003 (commencement of operations) through August 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania

November 21, 2008

New River Funds

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund you incur ongoing costs including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  Additionally, you may incur transactional costs in the form of redemption fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on $1,000 invested on April 1, 2008, and held until September 30, 2008.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/08)	Ending Account Value (9/30/08)	Expenses Paid During Period* (4/1/08 to 9/30/08)
Small Cap Fund
Actual	$1,000.00	$ 957.27	$7.34
Hypothetical (5% return before expenses)	1,000.00	1,017.50	7.57

 *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.50%  multiplied by the average account value over the period, multiplied by 183/366 (to reflect the number of days in the six month period ending September 30, 2008).

New River Funds

Board of Trustees and Officers (Unaudited)

The Board has oversight responsibility for the management of the Trust’s business affairs.  Trustees establish procedures and oversee and review the performance of the Manager, the Distributor and others that perform services for the Trust.  The independent trustees, in particular, are advocates for shareholder interests.  The following is a list of the Trustees and Officers with certain background and related information as of September 30, 2008.  Each Trustee is responsible for overseeing the Fund.

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
INTERESTED TRUSTEES:
Doit L. Koppler II, CPA* 1881 Grove Avenue Radford, VA 24141 Age: 45	Chairman, Chief Executive Officer, Principal Executive Officer, Chief Financial Officer, Treasurer and Principal Financial Officer	2003**

Managing Director and Treasurer of Third Security, LLC since 2001; President and Chief Executive Officer of New River Advisers LLC since September 2007; Treasurer of Howe and Rusling, Inc., from 2002 to 2006.

				None
INDEPENDENT TRUSTEES:
Vijay Singal, Ph.D., CFA 1881 Grove Avenue Radford, VA 24141 Age: 54	Independent Trustee, Member of Fund Audit Committee	2003

Head of the Department of Finance at the Pamplin College of Business at the Virginia Polytechnic Institute and State University (“University”) since the beginning of 2003; J. Gray Ferguson Professor of Finance at the University since 2002.

				Sapient Corp.
William Fry, CPA 1881 Grove Avenue Radford, VA 24141 Age: 69	Independent Trustee, Member of Fund Audit Committee, Financial Expert	2003	Chief Financial Officer of RADVA Corp. (designer and manufacturer of protective packaging and shape-molded foam products) since 1989.	None
Leon Peter Fletcher, Ph.D. 1881 Grove Avenue Radford, VA 24141 Age: 69	Independent Trustee	2005	Professor Emeritus of Mathematics at Virginia Polytechnic Institute and State University since 1992.	None

New River Funds

Board of Trustees and Officers (Unaudited) – Continued

Name, Address & Age	Positions Held with the Trust	Year of Election or Appointment	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
OFFICERS:
Theodore J. Fisher 1881 Grove Avenue Radford, VA 24141 Age: 37	Chief Legal Officer and Secretary	2003

Associate General Counsel of Third Security, LLC since 2003; Chief Compliance Officer of New River Advisers LLC since September 2007; from 1996 to  2003, an Associate on the Global Capital Markets and Mergers and Acquisitions Team at Hunton & Williams LLP (law firm), Richmond, Virginia.

				N/A
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 39	Assistant Secretary	2003

President and Manager, Gemini Fund Services, LLC (since 3/2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Manager, Fund Compliance Services, LLC (since 3/2006); Manager (since 3/2006) and President (since 2004), GemCom LLC.

				N/A
Michael Wagner 450 Wireless Blvd. Hauppauge, NY 11788 Age: 57	Chief Compliance Officer	2006

President of Northern Lights Compliance Services, LLC (2006–present), formerly Senior Vice President (2004-2006); Vice President of GemCom, LLC (2004 – present); President and Chief Operations Officer of Gemini Fund Services, LLC (2003 – 2006); Director, Constellation Trust Company (2005- present).

				N/A

* Mr. Koppler is considered to be an “interested” Trustee because of his former officer positions with the Manager that were held within the past three years.

** Mr. Koppler was elected as the Trust’s Chairman, Chief Financial Officer, Treasurer and Principal Financial Officer in 2003.

 He was then elected as the Trusts’ Chief Executive Officer and Principal Executive Officer effective September 1, 2007.

The Statement of Additional Information for the Trust includes additional information about Trustees and Officers and is available, without charge, upon request by calling 1-866-672-3863.

New River Funds

Additional Information (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INTERIM AND FINAL INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board, including all of the Independent Trustees, held meetings on June 10, 2008, July 18, 2008 and August 22, 2008, to consider the Interim and Final Investment Management Agreements between the Fund and the Manager, and the Interim and Final Sub-Advisory Agreements between the Manager and SouthernSun.  As of September 30, 2008, the date of this Annual Report, the Fund was operating under the Interim Investment Management and Sub-Advisory Agreements.  On November 5, the date of the special shareholders’ meeting, the Fund began operating under the Final Investment Management and Sub-Advisory Agreements.  At the June 10, 2008 and July 18, 2008 meetings, the Board considered and approved the Interim Investment Management and Sub-Advisory Agreements.  At the August 22, 2008 meeting, the Board considered and approved the Final Investment Management and Sub-Advisory Agreements.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee attributed different weights to the various factors.  In approving the Investment Management and Sub-Advisory Agreements, the Trustees considered various factors, including:

Nature, Extent and Quality of Services

The Board examined the nature, extent and quality of the services provided by the Manager and Sub-Adviser to the Fund.  The Board evaluated the experience of the Manager and Sub-Adviser.  The Board noted the experience of key personnel at the Manager and Sub-Adviser in providing investment management services and the systems used by such persons, as well as the financial condition of these entities.  The Board also noted the terms of the Investment Management and Sub-Advisory Agreements and the responsibilities of the Manager and Sub-Adviser, including the responsibility of the Sub-Adviser to manage the investment portfolios, comply with the Fund’s investment policies and objectives, and the implementation of the Board’s directives as they relate to the Fund’s investments.  The Board concluded that the Fund is likely to continue to benefit from the experience, personnel, operations and resources of the Manager and Sub-Adviser.

Investment Performance

The Board examined the performance history of the Manager and Sub-Adviser.  Based on the prior performance of the Manager and Sub-Adviser, the Board concluded that, although past performance is no guarantee of future performance, the Fund is likely to continue to benefit from the Manager continuing to serve as investment adviser and the Sub-Adviser continuing to serve as the Sub-Adviser to the Fund.

Costs of Services and Profits Realized

The Board examined the costs to the Manager and Sub-Adviser of providing advisory services to the Fund, including the costs associated with the personnel, systems and equipment necessary to manage the Fund.  The Board examined the anticipated revenues that the Manager and Sub-Adviser are expected to receive for providing advisory services to the Fund.  The Board noted the current Expense Limitation Agreement, under

New River Funds

Additional Information (Unaudited)- Continued

which the expenses of the Fund are limited to a specified percentage of net assets of the Fund, and the fact that this Agreement will remain in effect until January 31, 2010.  In light of the costs of services to be provided by the Manager and Sub-Adviser and comparable management fees for such services, the Board concluded that the cost of services to be provided by and the profits to be realized by the Manager and Sub-Adviser are reasonable.

Intangible Benefits

The Board considered the fact that there are no other tangible benefits to the Manager and Sub-Adviser in providing investment advisory services to the Fund, other than the fees to be earned under the Investment Management and Sub-Advisory Agreements.  There may be certain intangible benefits gained to the extent that serving the Fund could enhance the reputations of the Manager and Sub-Adviser in the marketplace, and, therefore, would enable the Manager and Sub-Adviser to attract additional client relationships.

Additional Considerations

The Board considered economies of scale, which was not a significant factor because of the small size of the Fund.  The Board noted that the Manager and Sub-Adviser do not use soft dollar arrangements in connection with services provided to the Fund.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-672-3863 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (For information on the operation of the Public Reference Room call 1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-672-3863.

Investment Adviser

New River Advisers LLC

6000 Poplar Avenue, Suite 220

Memphis, TN 38119

Administrator and

Fund Accountant

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Transfer Agent &

Dividend Disbursing Agent

Gemini Fund Services, LLC

4020 South 147th Street

Omaha, NE 68137

Custodian

The Bank of New York

1 Wall Street, 25th Floor

New York, NY 10286

Distributor
Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Shareholder Information:

1-866-672-3863

NEW RIVER SMALL CAP FUND

ANNUAL REPORT

SEPTEMBER 30, 2008

This report and the financial statements contained herein are submitted for general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the New River Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer/principal financial officer.  There were no amendments to the Code of Ethics during the period covered by this report.  The Registrant did not grant any waivers from any provisions of the Code of Ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that William Fry is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Fry is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

For the fiscal year ended September 30, 2008, one-month period ended September 30, 2007 and  fiscal year ended August 31, 2007, the aggregate audit, audit-related, tax and all other fees billed by Tait, Weller & Baker LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for that one month period or fiscal year, as appropriate, for the New River Funds are shown below.  The aggregate tax fees billed by Tait, Weller & Baker LLP were rendered for tax compliance, tax advice and tax planning for each fund.

(a)

Audit Fees

             FY 2008

$ 12,500

September 30, 2007       $ 12,000

              FY 2007

$ 23,400

(b)

Audit-Related Fees

FY 2008

$ 0

September 30, 2007       $ 0

FY 2007

$ 0

(c)

Tax Fees

FY 2008

            $ 4,800

September 30, 2007       $ 4,600

FY 2007

            $ 4,600

(d)

All Other Fees

FY 2008

$ 0

September 30, 2007       $ 0

FY 2007

$ 0

The above “Tax Fees” were billed for professional services rendered for tax compliance and tax return preparation.

(e)

(1)

Audit Committee’s Pre-Approval Policies

The Registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the Registrant.  The Registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the Registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

There were no amounts that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X for the fiscal year ended September 30, 2008.

(f)

During the audit of Registrant's financial statements for the most recent fiscal period, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

Not applicable.  There were no non-audit fees, other than tax services, billed by the Registrant's accountant for services rendered to the Registrant, or rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant during the fiscal year ended September 30, 2008, one-month period ended September 30, 2007 and  fiscal year ended August 31, 2007.

(h)

Not applicable.  There were no non-audit services, other than tax services, provided to the Registrant during the fiscal year ended September 30, 2008.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures on November 21, 2008, the principal executive officer/principal financial officer of the Registrant has concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that (1) the information required in filings on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, and (2) information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer/principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s one -month period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Sarbanes Oxley Code of Ethics filed herewith.

(a)(2)

Certification  required by Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)

Certification required by Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 New River Funds

/s/ Doit Koppler

Doit L. Koppler II

Chief Executive Officer and Chief Financial Officer, New River Funds

Date

12/9/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Doit Koppler

Doit L. Koppler II

Chief Executive Officer and Chief Financial Officer, New River Funds

Date

12/9/08